Leases - Future Minimum Commitments Office Spaces (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum commitments under lease obligations
Rent expense for office space	$ 360	$ 238	$ 211
Office Space
Future minimum commitments under lease obligations
2014	618
2015	583
2016	360
2017	197
2018	112
2019 and thereafter	100
Total	$ 1,970